Note 8 - Stock-based Compensation	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
8.	Stock-based compensation:

(a)	Stock options

Under the Company’s stock option plan, options, rights and other entitlements may
be granted to directors, officers, employees and consultants of the Company to purchase up to a maximum of
17.5%
of the total number of outstanding common shares, estimated at
6.12
million options, rights and other entitlements as at
September 30, 2018.
Options are granted at the fair market value of the common shares on the closing trading price of the Company’s stock on the day prior to the grant if the grant is made during the trading day or the closing trading price on the day of grant if the grant is issued after markets have closed. Options vest at various rates (immediate to four
years) and have a term of
10
years.

Stock option transactions for the
nine
months ended
September
30,
2018,
are summarized as follows:

Option numbers are in (000’s)
		Nine months ended September 30, 2018	Weighted average	Aggregate
	Options	Weighted average exercise price	remaining contractual life (years)	Intrinsic Value

Outstanding, beginning of period	2,344	$3.46
Granted	2,284	2.99
Exercised	(96)	2.28
Expired	(10)	4.97
Forfeited	(51)	2.34
Outstanding, end of the period	4,471	3.21	8.1	$1,062,944
Exercisable, end of the period	2,559	3.54	7.4	533,409
Vested and expected to vest, end of the period	4,183	3.24	8.0	983,514

Aggregate intrinsic value represents the excess of the value of the closing stock price on the previous trading day of the respective balance sheet dates over the exercise price of the stock options. Total intrinsic value of options exercised was
$230
thousand for the
nine
-month period ending
2018
and
nil
for
2017.

As of
September 30, 2018,
there was
$1.74
million of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over an estimated weighted-average period of
1.67
years.

The following table presents the weighted average assumptions that were used in the Black-Scholes option pricing model to determine the fair value of stock options granted during the period, and the resultant weighted average fair values:

	Nine months ended September 30, 2018	Nine months ended September 30, 2017

Risk-free interest rate	2.43%	1.27%
Expected dividend yield	-	-
Expected volatility	93.4%	98.4%
Expected life of options (in years)	5	5
Grant date fair value	$2.23	$0.84

The Company uses historical data to estimate the expected dividend yield and expected volatility of its common shares in determining the fair value of stock options. The expected life of the options represents the estimated length of time the options are expected to remain outstanding.

Stock options granted by the Company during the
nine
months ended
September 30, 2018
vest
50%
after
one
year and
16.67%
on each of the next
three
anniversaries, except for
166,000
options which vest
50%
after
one
year and
25%
on each of the next
two
anniversaries and
850,000
options which vested immediately on the grant date.

(b)	Restricted share units

The Company has a stock incentive plan (SIP) pursuant to which the Board may
grant stock-based awards comprised of restricted stock units or dividend equivalents to employees, officers, consultants, independent contractors, advisors and non-employee directors of the Company. Each restricted unit is automatically redeemed for one
common share of the Company upon vesting. The following table presents the activity under the SIP plan for the nine
-month period ended
September 30, 2018
the units outstanding.

	Nine months ended, September 30, 2018		Nine months ended, September 30, 2017
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value
Outstanding, beginning of period	-	$-	-	$-
Granted	150	3.35	150	1.14
Redeemed	-	-	(150)	1.14
Outstanding, end of period	150	$3.35	-	$-

On
March 28, 2017
the Company granted
150,000
restricted share units (RSUs) with a vesting term of
three
months. On
July 13, 2018,
the Company granted
150,000
restricted share units with a vesting term of
three
months.

The grant date fair value of the
July 13, 2018
RSUS was determined as the closing value of the common shares of the Company on the Nasdaq Stock Exchange on the date prior to the date of grant; and for
March 28, 2017
RSUs, the grant date fair value was determined as the closing value of the common shares of the Company on the Toronto Stock Exchange on the date prior to the date of grant.

The Company recorded share-based payment expense related to stock options and RSUs as follows:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017

Research and development	$644	$43	$826	$172
General and administrative	307	112	2,869	494
	$952	$155	$3,695	$666